Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Income before income taxes from continuing operations		$ 6,816	$ 7,829	$ 7,984
Adjusted for:
Equity results and other results in associates and joint ventures		182	82	911
Impairment and disposal of non-current assets		899	294	1,240
Depreciation, amortization and depletion		3,351	3,708	3,487
Financial results, net		4,957	3,019	(1,843)
Changes in assets and liabilities:
Accounts receivable		(156)	1,277	(2,744)
Inventories		(817)	(339)	288
Suppliers and contractors		(376)	232	243
Provision - Payroll, related charges and others remunerations		(11)	372	133
Proceeds from cobalt and gold stream transaction		690		524
Other assets and liabilities, net		(205)	(912)	332
Total cash flow from operations		15,330	15,562	10,555
Interest on loans and borrowings paid (note 21)		(1,121)	(1,686)	(1,663)
Derivatives paid, net		(67)	(240)	(1,602)
Interest on participative stockholders' debentures paid		(113)	(135)	(84)
Income taxes (including settlement program)		(1,128)	(1,051)	(805)
Net cash provided by operating activities from continuing operations		12,901	12,450	6,401
Cash flow from investing activities:
Capital expenditures		(3,784)	(3,831)	(4,951)
Additions to investments		(23)	(93)	(239)
Proceeds from disposal of assets and investments		1,481	922	543
Dividends and interest on capital received from associates and joint ventures		245	227	193
Others investments activities, net	[1]	2,240	(583)	(239)
Proceeds from gold stream transaction				276
Net cash provided by (used in) investing activities from continuing operations		159	(3,358)	(4,417)
Cash flow from financing activities:
Loans and borrowings from third-parties (note 21)		1,225	1,976	6,994
Payments of loans and borrowings from third-parties (note 21)		(7,841)	(8,998)	(7,717)
Dividends and interest on capital paid to stockholders		(3,313)	(1,456)	(250)
Dividends and interest on capital paid to noncontrolling interest		(182)	(126)	(291)
Share buyback program (note 30)		(1,000)
Transactions with noncontrolling stockholders		(17)	(98)	(17)
Net cash used in financing activities from continuing operations		(11,128)	(8,702)	(1,281)
Net cash used in discontinued operations (note 14)		(46)	(252)	(118)
Increase in cash and cash equivalents		1,886	138	585
Cash and cash equivalents in the beginning of the year		4,328	4,262	3,591
Effect of exchange rate changes on cash and cash equivalents		(313)	(60)	86
Effects of disposals of subsidiaries and merger, net of cash and cash equivalents		(117)	(12)
Cash and cash equivalents at end of the year		5,784	4,328	4,262
Non-cash transactions:
Additions to property, plant and equipment-capitalized loans and borrowing costs		$ 194	$ 370	$ 653

[1]	Includes loans and advances from/to related parties. For the year ended December 31, 2018, includes proceeds received from Nacala project finance (note 31b) in the amount of US$2,572.